CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)
Revenues	$ 2,805,400	$ 2,864,900	$ 5,237,800	$ 5,758,600	$ 11,400,500	$ 9,775,200
Cost of revenues	1,467,400	1,318,300	2,919,700	2,836,300	5,663,800	4,799,800
Gross profit	1,338,000	1,546,600	2,318,100	2,922,300	5,736,700	4,975,400
General and administrative	1,569,300	1,610,400	2,658,800	2,831,900	5,816,600	4,028,500
Gross profit	1,338,000	1,546,600	2,318,100	2,922,300	5,736,700	4,975,400
Selling	1,444,800	1,054,000	2,349,000	1,942,800	4,310,800	4,031,900
Research and development	791,500	624,500	1,395,800	1,516,800	2,873,300	1,623,800
Operating expenses:
Total operating expenses	3,805,600	3,288,900	6,455,100	6,291,500	17,280,800	9,684,200
Loss from operations	(2,467,600)	(1,742,300)	(4,137,000)	(3,369,200)	(11,544,100)	(4,708,800)
Other income (expense):
Other income (expense), net	86,300	(102,700)	63,900	466,200	185,100	571,600
Interest income	9,400	400		49,400	77,300	82,200
Total other income (expense), net	95,700	(102,300)
Loss from continuing operations before income tax benefit	(2,371,900)	(1,844,600)	(4,073,100)	(2,853,600)	(11,281,700)	(4,055,000)
Income tax benefit, current	0	(95,100)
Impairment of goodwill and intangible asset			51,500	0	4,280,100	0
Income tax benefit, deferred	0	(222,100)	0	(737,300)	2,490,000	(945,000)
Total Income tax benefit	0	(317,200)	0	737,300	(2,394,800)	(1,152,500)
Total operating expenses	3,805,600	3,288,900	6,455,100	6,291,500	17,280,800	9,684,200
Loss from continuing operations	(2,371,900)	(1,527,400)	(4,073,100)	(2,116,300)	(13,672,500)	(3,110,000)
Loss from operations	(2,467,600)	(1,742,300)	(4,137,000)	(3,369,200)	(11,544,100)	(4,708,800)
Gain (loss) from discontinued operations, net of tax	1,400	(7,600)	(6,300)	11,000	4,400	(562,500)
Net loss	(2,370,500)	(1,535,000)	(4,079,400)	(2,105,300)	(13,668,100)	(3,672,500)
Comprehensive gain (loss):
Unrealized holding gain (loss) on investment securities, net of tax	3,700	(4,700)	8,600	(400)	(10,200)
Foreign currency translation gain (loss)	40,200	(194,500)	88,600	104,000	(86,200)	(9,200)
Comprehensive gain (loss)	43,900	(199,200)	97,200	103,600	(96,400)	(9,200)
Total comprehensive loss	$ (2,326,600)	$ (1,734,200)	(3,982,200)	(2,001,700)	(13,764,500)	(3,681,700)
Total other income, net			$ 63,900	$ 515,600	$ 262,400	$ 653,800
Basic and Diluted loss per common share
Continuing operations	$ (0.34)	$ (0.23)	$ (0.58)	$ (0.33)	$ (2.06)	$ (0.97)
Discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.18)
Loss from continuing operations before income tax expense (benefit)	$ (2,371,900)	$ (1,844,600)	$ (4,073,100)	$ (2,853,600)	$ (11,281,700)	$ (4,055,000)
Consolidated operations	$ (0.34)	$ (0.23)	$ (0.58)	$ (0.33)	$ (2.06)	$ (1.15)
Income tax (benefit), current			$ 0	$ 0	$ (99,200)	$ 0
Discontinued operations:
Net loss	$ (2,370,500)	$ (1,535,000)	$ (4,079,400)	$ (2,105,300)	$ (13,668,100)	$ (3,672,500)